SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	202,499
Stock Options Exercised	3,610	6,282
Common Shares Issued, Ending Balance	210,911		202,499
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	202,941	183,605	183,605
Stock Options Exercised	3,717		5,379
Release of Restricted Stock Units	7,902		13,820
Retirement of Shares	(3,649)
Warrants Exercised			137
Common Shares Issued, Ending Balance	210,911		202,941